Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - Provident fund [member] - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 46,016	₨ 40,059
Present value of defined benefit obligation	(46,016)	(40,059)
Net (shortfall)/ excess	₨ 0	₨ 0